Condensed consolidated statements of changes in equity - EUR (€)	Total	Share capital [member]	Share premium [member]	Other reserves [member]	Currency translation reserve [member]	Accumulated losses [member]
Beginning balance at Dec. 31, 2020	€ 95,785,829	€ 235,693	€ 138,034,580	€ 1,979,875	€ (4,365)	€ (44,459,954)
Net loss	(21,245,649)					(21,245,649)
Increase in par value		2,592,621	(2,592,621)
Issue of share capital	157,155,899	1,141,329	156,014,570
Transaction costs on issue of shares	(13,154,360)		(13,154,360)
Currency translation reserve	1,675				1,675
Shares issued upon exercise of RSUs	(265,255)	1,709		(35,161)		(231,803)
Share-based payments	3,869,348			3,869,348
Shares issued upon exercise of options	80,920	4,080	133,360	(56,520)
Ending balance at Jun. 30, 2021	222,228,407	3,975,432	278,435,529	5,757,542	(2,690)	(65,937,406)
Beginning balance at Dec. 31, 2021	204,953,069	3,978,226	278,742,900	9,774,416	25,928	(87,568,401)
Net loss	(28,648,098)					(28,648,098)
Issue of share capital	9,535,473	70,572	9,464,901
Transaction costs on issue of shares	(307,710)		(307,710)
Currency translation reserve	(80,411)				(80,411)
Share-based payments	5,089,777			5,089,777
Settlement of share-based payments	31,555	3,118	199,917	(150,568)		(20,912)
Ending balance at Jun. 30, 2022	€ 190,573,655	€ 4,051,916	€ 288,100,008	€ 14,713,625	€ (54,483)	€ (116,237,411)